NET LOSS (GAIN) ON DISPOSITION OF ASSETS AND IMPAIRMENT CHARGES	12 Months Ended
Dec. 31, 2016
NET LOSS (GAIN) ON DISPOSITION OF ASSETS AND IMPAIRMENT CHARGES [Abstract]
NET LOSS (GAIN) ON DISPOSITION OF ASSETS AND IMPAIRMENT CHARGES
NET LOSS (GAIN) ON DISPOSITION OF ASSETS AND IMPAIRMENT CHARGES

The net gain on disposition and impairment of assets totaled $3.4 million in 2014.  Included within the $3.4 million net gain was a gain on the sale of certain real estate totaling $2.7 million completed by a 50% owned subsidiary of the Company.  During 2014, we also recognized a net gain on the sale of other properties and equipment totaling $1.9 million. These gains were offset by a $1.2 million impairment loss recorded to reduce the value of one of our vacant properties.